Income tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax [Text Block]

26. Income tax

(a) Tax expense

Income tax expense differs from the amount that would result from applying Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2024	2023
	$	$
Average statutory tax rate	27%	27%

Income before income taxes	8,541	26,085

Expected income tax expense	2,306	7,043
Share of net income related to joint venture	(657)	(8,551)
Fair value adjustment on redeemable preferences shares	(447)	(906)
Gain on derecognition of equity investment in joint venture	(382)	‐
Deferred tax assets acquired	(1,867)	-
Share‐based compensation	305	303
Accretion expense on deferred consideration	670	-
Change in fair value of contingent consideration	1,321	-
Growth and sustainability levy	932	-
Adjustments recognized in the current year in relation to prior years	52	(94)
Effect of differences in tax rate in foreign jurisdictions	1,168	(65)
Foreign accrual property income	954	-
Change in unrecognized deferred tax assets	(5,651)	2,264
Non-deductible expenses	1,296	6
Income tax expense	-	-

(b) Deferred tax assets and liabilities

The significant components of the Company's deferred tax assets and liabilities as at December 31, 2024 and 2023 were as follows:

	Year ended December 31,
	2024	2023
	$	$
Deferred tax assets:
Deferred financing costs	12,952	-
Provisions	3,963	-
Right-of-use asset	22	55
Operating losses	2,462	-
Non-capital losses	12	-
Deferred tax liabilities:
Mineral properties, plant and equipment	(17,330)	-
Asset retirement provisions	(2,046)	-
Lease liabilities	(19)	(55)
Other	(16)	-
Net deferred tax assets (liabilities)	-	-

As at December 31, 2024, the Company has tax losses of $80.0 million (December 31, 2023 - $75.4 million) in Canada which expire between 2029 and 2044.  Additionally, as of December 31, 2024, the Company has tax losses in Ghana of $7.0 million (December 31, 2023 – nil) that expire in 2027.

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2024	2023
	$	$
Non-capital losses carried forward	21,590	21,594
Mineral properties, plant and equipment	1,034	250
Investment in associate	-	275
Accounts payable and accrued liabilities	2,036	1,642
Lease liabilities	2,105	8
Asset retirement provisions	22,880	-
Capital losses	2,476	2,476
Other	354	-
Total	52,475	26,245

The aggregate amount of deductible temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2024 was $2.0 million (December 31, 2023 - deductible temporary differences of $88.2 million).